Revolving Credit Facility and Term Loan (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Revolving Credit Facility and Term Loan
Revolving Credit Facility and Term Loan

	December 31, 2020	September 30, 2020

Term loan	$43,193	$42,646
Unamortized debt discount	(4,449)	(4,894)
Term loan, net of discount	38,744	37,752
Short term portion of term loan, net of discounts	-	-
Long term portion of term loan, net of discounts	$38,744	$37,752

	September 30, 2020	September 30, 2019

Term loan	$42,646	$41,905
Unamortized debt discount	(4,894)	(1,208)
Term loan, net of discount	37,752	40,697
Short term portion of term loan, net of discounts	-	4,668
Long term portion of term loan, net of discounts	$37,752	$36,029